Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [Abstract]
Schedule of Borrowings

	December 31, 2018	December 31, 2017
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$—	$71,500
BNP Paribas S.A. and DVB Bank S.E.	51,750	56,250
Eurobank Ergasias S.A. $52,200	32,841	35,569
Eurobank Ergasias S.A. $52,000	31,206	33,654
Norddeutsche Landesbank Girozentrale	22,266	23,828
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	42,578	45,703
Ship Mortgage Notes $670,000	670,000	670,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	46,846	82,327
BNP Paribas $44,000	32,000	36,000
HSH $24,000	20,568	22,856
Term Loan B	197,824	—
Total credit facilities	1,147,879	1,077,687
CMB Financial Leasing Co.	68,521	—
Total borrowings	1,216,400	1,077,687
Less: Deferred finance costs, net	(11,453)	(13,470)
Add: bond premium	890	1,152
Less: current portion of credit facilities, net of deferred finance costs	(45,403)	(36,410)
Less: current portion of CMB Financial Leasing Co., net of deferred finance costs	(5,561)	—
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	$1,154,873	$1,028,959

Long-Term Debt Obligations

December 31, 2018
Long-Term Debt Obligations:
Year
December 31, 2019	52,365
December 31, 2020	300,990
December 31, 2021	725,934
December 31, 2022	62,037
December 31, 2023	11,255
December 31, 2024 and thereafter	63,819
Total	$1,216,400